Investments in associates	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Investments in associates
8.	Investments in associates

Investments in associates comprised of:

	Percent of shares held at		Investment carrying value at
Investee	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Mechel Somani Carbon (Mining segment)	—	51%	—	—
TPTU (Mining segment)	40%	40%	189	184
TRMZ (Mining segment)	25%	25%	104	99

Total investments in associates			293	283

TPTU (Tomusinskiy Transportation Management Center) shares are owned by SKCC. The core business is provision of transportation services. TRMZ (Tomusinskiy Auto Repair Shop) shares are owned by SKCC. TRMZ provides repair services.

The following table shows movements in the investments in associates:

	Mechel Somani Carbon Private Limited (Mining segment)	TPTU (Mining segment)	TRMZ (Mining segment)	Total
December 31, 2015	44	157	83	284
Share of (loss) profit	—	18	7	25
Provision for impairment of investments	(42)			(42)
Exchange differences	(2)	—	—	(2)

December 31, 2016	—	175	90	265
Share of profit	—	9	9	18

December 31, 2017	—	184	99	283
Share of profit	—	5	5	10
December 31, 2018	—	189	104	293